General	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
General
Sirius International Insurance Group, Ltd. ("the Company") is a Bermuda exempted company that provides multi-line insurance and reinsurance on a worldwide basis through its wholly owned subsidiaries (collectively with the Company, "Sirius Group").